Pension Liabilities, Net (Schedule Of Changes In Projected Benefit Obligations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Accumulated benefit obligation	$ 9,643	$ 9,860
Projected benefit obligation at beginning of year	9,992
Liability assumed at the acquisition date of Nera		11,532
Service cost	63	59
Interest cost	349	323
Expenses paid	(992)	(1,296)
Exchange rates differences	565
Actuarial gain	(268)	(626)
Projected benefit obligation at end of year	$ 9,709	$ 9,992